Discontinued Operations	9 Months Ended
Mar. 31, 2014
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
Note 2 – DISCONTINUED OPERATIONS

In February 2014, management returned the Wiki Technology, Inc entity (“WikiTechnologies” or”WTI”), to Edward DeFeudis and Marco Garibaldi as per the terms of the Share Exchange Agreement dated May 30, 2013 and the Settlement Agreement dated February 11, 2014.

Our Board of Directors authorized the Settlement Agreement based upon an evaluation of the operations of WTI during which it became apparent that without significant additional financing WTI would not be able to generate significant revenues and become profitable, and thus was unlikely to satisfy the financial benchmarks specified in the Share Exchange Agreement by June 30, 2014.  Accordingly, our Board of Directors determined that relinquishing our equity interest in WTI on the terms and subject to the conditions set forth in the Settlement Agreement was in the best interests of our company and its stockholders.

Revenue and expenses, and gains and losses relating to the discontinued business have been reclassified from the results of continuing operations and are reflected as net loss from discontinued operations in the statement of operations and comprehensive (loss) income.

As this is a non-reciprocal transfer of non-monetary assets with a certain group of shareholders, this transfer rescinds the business combination that took effect on June 30, 2013.  It has been booked on sale date at the recorded amount (less any impairment on assets distributed) in accordance with modifications of the basic principle of using Fair Value.  As such no gain or loss on disposal has been reported in the three and nine months ended March 31, 2014.

The assets and liabilities and operating results of the discontinued operation are summarized as follows:

-
ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS	March 31	June 30
	2014	2013
Current assets
Cash and cash equivalents	$-	$65,288
Other current assets	-	3,678
Total current assets	-	68,966
Non Current Assets
Fixed Assets	-	9,105
Intellectual property	-	198,354
Other assets	-	50,000
Total Non Current assets	-	257,459
Total Assets	-	326,425

Current Liabilities
Trade Creditors	-	3,000
Provisions and accruals	-	-
Intercompany liabilities	-	-
Total Current Liabilities	-	3,000
Non Current Liabilities
Shareholder loans		-
Total Non Current liabilities	-	-
Total Liabilities	-	3,000

Net Assets	$-	$323,425

NET RESULT FROM DISCONTINUED OPERATIONS	For the three months ended		For the nine months ended
	March 31		March 31
	2014	2013	2014	2013
Revenue	$-	$-	$2,647	$-
Cost of Revenue	-	-	70,460	-
Gross Profit (Loss)	-	-	(67,813)	-
Operating Expenses	3,750	-	234,027	-
(Loss) from operations	(3,750)	-	(301,840)	-
Other income	-	-	560	-
(Loss) before tax	(3,750)	-	(301,280)	-
Tax	-	-	-	-
(Loss) after tax	$(3,750)	$-	$(301,280)	$-

The discontinued operations of Wiki Technologies, Inc. were reported in the United States of America segment in our geographic segment information as per Note 16.